INVESCO FUNDS                             INVESCO FUNDS GROUP, INC.
                                          7800 East Union Avenue
                                          Denver, Colorado 80237
                                          Post Office Box 173706
                                          Denver, Colorado 80217-3706
                                          Telephone: 303-930-6300


October 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO Emerging Opportunity Funds, Inc.
         1933 Act No. 033-38336
         1940 Act No. 811-6234
         CIK No. 0000870781

Ladies and Gentlemen:

Pursuant   to  Rule   497(j)  of  the   Securities   Act  of  1933  (the   "1933
Act")(submission type 497), INVESCO Emerging Opportunity Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Small Company Growth Fund and the Statement of Additional Information for INVESCO Emerging Opportunity Funds, Inc. filed under Rule 497(j) do not differ from those contained in the Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on September 24, 1998. This Post-Effective Amendment became effective October 1, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,

/s/ James F. Lummanick

James F. Lummanick
Vice President and
  Assistant General Counsel